Cover	Mar. 20, 2023
Cover [Abstract]
Entity Registrant Name	Via Renewables, Inc.
Entity Central Index Key	0001606268
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Mar. 20, 2023
Entity File Number	001-36559
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-5453215
Entity Address Address Line 1	12140 Wickchester Ln
Entity Address Address Line 2	Ste 100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77079
City Area Code	713
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	600-2600
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	VIA
Security Exchange Name	NASDAQ